Cash Distribution And Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2012
CASH DISTRIBUTION AND EARNINGS PER UNIT [Abstract]
Schedule Of Incentive Distribution Rights Held By General Partner [Table Text Block]

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common and Subordinated (1) Unitholders (2)	General Partner
Minimum Quarterly Distribution	$0.35	98%	2
First Target Distribution	up to $0.4025	98%	2
Second Target Distribution	above $0.4025 up to $0.4375	85%	15
Third Target Distribution	above $0.4375 up to $0.525	75%	25
Thereafter	above $0.525	50%	50

(1) As of January 1, 2012, all subordinated units, excluding subordinated Series A units, were converted into common units.
(2) As of June 29, 2012, all subordinated Series A units were converted into common units.

Schedule Of Earnings Per Share Reconciliation [Table Text Block]

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Net income	$95,898	$65,335	$60,511
Earnings attributable to:
Common unit holders	93,566	60,506	50,823
Subordinated unit holders	—	3,522	8,465
General partner unit holders	2,332	1,307	1,223
Subordinated Series A unit holders	—	—	—
Weighted average units outstanding (basic and diluted)
Common unit holders	58,008,617	45,409,807	33,714,905
Subordinated unit holders	—	7,621,843	7,621,843
General partner unit holders	1,193,889	1,102,689	864,017
Subordinated Series A unit holders	—	1,000,000	1,000,000
Earnings per unit (basic and diluted):
Common unit holders	$1.61	$1.33	$1.51
Subordinated unit holders	$—	$0.46	$1.11
General partner unit holders	$1.95	$1.19	$1.42
Earnings per unit — distributed (basic and diluted):
Common unit holders	$1.79	$1.76	$1.76
Subordinated unit holders	$—	$1.75	$1.69
General partner unit holders	$3.13	$2.90	$2.35
Loss per unit — undistributed (basic and diluted):
Common unit holders	$(0.18)	$(0.43)	$(0.25)
Subordinated unit holders	$—	$(1.29)	$(0.58)
General partner unit holders	$(1.18)	$(1.71)	$(0.93)